Contingent consideration - non-current - Additional Information (Detail)	6 Months Ended
	Dec. 31, 2022 AUD ($) Milestone	Dec. 31, 2022 EUR (€) Milestone	Dec. 31, 2021	Jun. 30, 2017
Disclosure of contingent liabilities [line items]
Milestone payments not booked	$ 472,558,578	€ 300,500,000
Milestone payment discount rate	15.00%	15.00%	35.00%
Probability of milestone payments	100.00%	100.00%
Percentage of discount rate on milestone payments	6.00%	6.00%
Glioblast Pty Ltd [member]
Disclosure of contingent liabilities [line items]
Percentage of equity interests acquired				100.00%
Number of contingent milestone payments | Milestone	4	4
Genentech agreement [member]
Disclosure of contingent liabilities [line items]
Contingent consideration | $	$ 1,394,000
Number of contingent milestone payments | Milestone	1	1
Milestone Two [member]
Disclosure of contingent liabilities [line items]
Contingent consideration | $	$ 1,250,000